Equipment and leasehold improvements	12 Months Ended
Dec. 31, 2019
Equipment and leasehold improvements
Equipment and leasehold improvements

15.   Equipment and leasehold improvements

The following table provides a summary of the items include in equipment and leasehold improvement:

	December 31,	December 31,
	2019	2018
Equipment and leasehold improvements, net	6,230	6,686
Right-of-use assets	12,522	—
	18,752	6,686

A breakdown of cost, accumulated depreciation, additions and disposals of equipment and leasehold improvements is as follows:

		Furniture and	Leasehold	Other
	IT equipment	fixtures	improvements	equipment	Total
Cost:
Balance as of January 1, 2017	4,386	3,778	6,771	618	15,553
Additions	246	461	39	1,908	2,654
Disposals	(462)	(2,255)	—	(21)	(2,738)
Balance as of December 31, 2017	4,170	1,984	6,810	2,505	15,469
Additions	411	12	111	69	603
Disposals	(253)	(97)	(80)	(62)	(492)
Reclassifications	10	—	—	—	10
Balance as of December 31, 2018	4,338	1,899	6,841	2,512	15,590
Additions	683	36	185	124	1,028
Disposals	(63)	(102)	(176)	(33)	(374)
Effect of movements in exchange rates	(53)	(62)	(47)	(14)	(176)
Balance as of December 31, 2019	4,905	1,771	6,803	2,589	16,068

Accumulated depreciation:
Balance as of January 1, 2017	2,742	1,645	2,174	443	7,004
Amortization for the year	587	149	474	368	1,578
Disposals	(459)	(54)	—	(20)	(533)
Balance as of December 31, 2017	2,870	1,740	2,648	791	8,049
Amortization for the year	516	64	480	222	1,282
Disposals	(159)	(89)	(127)	(94)	(469)
Reclassifications	42	—	—	—	42
Balance as of December 31, 2018	3,269	1,715	3,001	919	8,904
Amortization for the year	584	62	508	260	1,414
Disposals	(59)	(97)	(175)	(21)	(352)
Effect of movements in exchange rates	(40)	(53)	(35)	—	(128)
Balance as of December 31, 2019	3,754	1,627	3,299	1,158	9,838

Carrying amounts as of:
December 31, 2019	1,151	144	3,504	1,431	6,230
December 31, 2018	1,069	184	3,840	1,593	6,686
December 31, 2017	1,300	244	4,162	1,714	7,420

15 Equipment and leasehold improvements

Leases

In accordance with the accounting policy described in note 3.1, the Bank has applied IFRS 16, under the modified retrospective method.  The following is the detail of the movement of right-of-use assets on the leases for which the Bank is a lessee:

Building
Balance at January 1, 2019	17,435
Additions	14
Depreciation by right-of-use assets	(1,440)
Revaluation currency effect	7
Reclassification to investment property	(3,494)
Balance at December 31, 2019	12,522

The Bank leases office spaces in buildings. The lease of main office space typically runs for a period of 15 years, and for the representative offices from 3 to 5 years. Some leases include an option to renew the lease for a similar additional period after the end of the contract term.

The Bank sub-leases some of its property under operating leases.